Basis of Presentation and General Information - Risk Concentration (Table) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Voyage revenues
Concentration of Risk [Line Items]
Concentration of Risk	10.00%
Charterer A
Concentration of Risk [Line Items]
Concentration of Risk	14.00%	13.00%	6.00%